Notes Payable (Details) (USD $)				3 Months Ended		3 Months Ended		3 Months Ended
	Nov. 30, 2013	Aug. 31, 2013	Nov. 30, 2012	Nov. 30, 2013 Convertible Note 1	Nov. 30, 2012 Convertible Note 1	Nov. 30, 2013 Convertible Note 2	Nov. 30, 2012 Convertible Note 2	Nov. 30, 2013 Convertible Note 3	Nov. 30, 2013 Convertible Note 4
Total unsecured convertible notes payable	$ 348,446	$ 360,025	$ 360,025	$ 100,000	$ 125,000	$ 235,025	$ 235,025	$ 9,380	$ 4,041
Less: Current portion	(348,446)		(360,025)
Long-term portion
Interest rate				8.00%		6.00%		8.00%	8.00%
Maturity date				Aug. 31, 2014		Sep. 30, 2013		Dec. 31, 2013	Oct. 02, 2014